INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

5.INVENTORIES

The inventories balance consists of:

	At December 31	At December 31
(in thousands)	2025	2024

Inventory of MLJV - McClean North
Ore stockpile	$1,018	$—
Ore in circuit	135	—
Uranium in Concentrates	6,847	—
Inventory of MLJV – historic Sue ore stockpile	2,098	2,098
Mine and mill supplies in MLJV	4,267	3,746
	$14,365	$5,844

Inventories-by balance sheet presentation:
Current	$12,267	$3,746
Long term-ore in stockpiles	2,098	2,098
	$14,365	$5,844

In June 2025, production commenced at the Company’s 22.5% owned McClean North mine. During 2025, the Company incurred $4,239,000 in mining costs, $1,840,000 in processing costs, and $1,921,000 in costs associated with the amortization of mining and processing assets. The Company did not sell any uranium inventory from MLJV production during 2025 and all costs have been recorded within inventory at December 31, 2025.